                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                   [AMR LOGO]

                                  ANNUAL REPORT
                                December 31, 1999

                                                              MONEY MARKET FUNDS

                                                               MONEY MARKET FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                     MUNICIPAL MONEY MARKET FUND




                           Managed by AMR Investments

About AMR Investments

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR~Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.




Contents

President's Message............................................1

Financial Highlights

   Money Market Fund...........................................18

   U.S. Government

   Money Market Fund...........................................20

   Municipal Money Market Fund.................................22

Schedules of Investments

   Money Market Portfolio......................................25

   U.S. Government

   Money Market Portfolio......................................27

   Municipal Money Market Portfolio............................28

Additional Information......................... Inside Back Cover


American AAdvantage Funds                                      December 31, 1999

                                                            [BILL QUINN PICTURE]
DEAR FELLOW SHAREHOLDER:
W
      e are pleased to present you with the Annual Report for the American AAdvantage Money Market Funds for the two month period ended December 31, 1999. This short period is due to the fact that the Funds' fiscal year end has changed from October 31st to December 31st. We would like to mention that the Money Market Fund - Institutional Class sustained its number one ranking at the end of this fiscal year for the ten-year period out of 46 Institutional Money Market Funds, as ranked by Lipper Analytical Services. The U.S. Government Money Market Fund attained a number one ranking for the quarter ended December 31, 1999 among 102 Institutional U.S. Government Money Market Funds, according to Lipper Analytical Services. In addition, the Municipal Money Market Fund performed well and exceeded its benchmark for the year.

     We would like to encourage shareholders to take advantage of our new client service initiatives designed to keep you better informed. In addition to increasing our staff, we have been diligently refining our website to provide you with the most up-to-date information possible. You can locate us at WWW.AAFUNDS.COM.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

A

      year ago the Fed had just completed the last of three 25 basis point eases, decreasing the Fed Funds rate to 4.75%. There were many concerns over which direction the U.S. economy was headed and how the U.S. economy would be affected by the global liquidity crunch caused by the collapse of several emerging economies and several hedge funds. Global market uncertainty caused premiums (the yield difference between Treasury and non-Treasury securities) to increase and it appeared as if U.S. Treasuries were the only safe haven. The ensuing flight to quality drove the 30-year Treasury Bond yield to 4.70% during the fourth quarter of 1998, the lowest level in almost thirty years. However, it didn't take long for the economy to show signs of continued solid growth, with moderate inflation pressures and a significant global economic recovery. This scenario of strong growth and low inflation continued its course throughout 1999. The Federal Reserve Bank responded to this renewed global economic expansion by gradually reversing its 75 basis points of Fed Funds easing in 1998. As of December 31, 1999, the Fed had reversed all 75 basis points, bringing the Funds target to 5.50%.

     The Money Market Funds have been well positioned during this time of rising rates by maintaining shorter weighted average maturities than their respective benchmarks. The Funds continued their strategy of investing in three month LIBOR variable rate securities that reset quarterly, while also maintaining liquidity going into the end of the year. Y2K proved to be a non-event for the financial markets and the question now is how much will the Fed tighten monetary policy in

2000.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the Institutional Class of the Money Market Fund was 0.94%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.89% by 5 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund in the 10th percentile out of its universe of 197 Institutional Money Market Funds for the twelve month period ending December 31, 1999.
INSTITUTIONAL CLASS TOTAL RETURN AS OF OCTOBER 31, 1999(1)

                                    [GRAPH]

                                             LIPPER INSTITUTIONAL
                       AMERICAN AADVANTAGE       MONEY MARKET
                        MONEY MARKET FUND        FUND AVERAGE
1 Year...............          5.18                  4.92
3 Years*.............          5.46                  5.19
5 Years*.............          5.58                  5.32
10 Years*............          5.45                  5.15

                           ANNUALIZED TOTAL RETURNS
                          ---------------------------
                                AS OF 12/31/99
                          ---------------------------
                          1 YEAR   5 YEARS   10 YEARS
                          ------   -------   --------
PlanAhead Class(1,2)....  4.87%     5.26%     5.27%
Platinum Class(1,2).....  4.41%     4.96%     5.14%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 9/1/87 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 9/1/87.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*           5.61%         5.29%       4.85%
7-day Effective Yield*         5.77%         5.43%       4.96%
30-day Yield*                  5.71%         5.39%       4.94%
Weighted Average Maturity                              34 Days
Fitch Rating                                               AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 1999

State Street Tri-Party Repo                10.7%
General Electric Capital Corp               5.1%
Banque Paribas                              4.8%
First Union National Bank                   4.7%
Morgan Stanley Dean Witter                  4.2%
Fleet National Bank                         4.1%
GTE Corporation                             4.1%
Banco Popular de Puerto Rico                3.9%
Wells Fargo & Company                       3.7%
American Express Centurion Bank             3.6%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the Institutional Class of the U.S. Government Money Market Fund was 0.94%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average by 8 basis points, which returned 0.86%. Lipper Analytical Services ranked the Institutional Class of the Fund in the 8th percentile out of its universe of 96 Institutional Government Money Market Funds for the twelve-month period ending December 31, 1999.

INSTITUTIONAL CLASS TOTAL RETURN AS OF DECEMBER 31, 1999(1)

                                             LIPPER INSTITUTIONAL
                       AMERICAN AADVANTAGE     U.S. GOVERNMENT
                         U.S. GOVERNMENT         MONEY MARKET
                        MONEY MARKET FUND          AVERAGE
1 Year...............          5.06                  4.82
3 Years*.............          5.29                  5.11
5 Years*.............          5.36                  5.24
Since Inception*.....          4.71                  4.57

                                  ANNUALIZED TOTAL
                                       RETURNS
                              -------------------------
                                   AS OF 12/31/99
                              -------------------------
                                                 SINCE
                              1 YEAR   5 YEARS   INCEP.
                              ------   -------   ------
PlanAhead Class(1,2)........  4.66%     4.99%    4.45%
Platinum Class(1,2).........  4.20%     4.72%    4.30%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S.-Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 3/2/92 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 3/2/92.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*           5.59%         5.13%       4.74%
7-day Effective Yield*         5.75%         5.26%       4.86%
30-day Yield*                  5.70%         5.23%       4.86%
Weighted Average Maturity                              21 Days
Fitch Rating                                               AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the Institutional Class of the American AAdvantage Municipal Money Market Fund was 0.58%. The Fund outperformed the Lipper Institutional Tax-Exempt Money Market Average by 3 basis points, which returned 0.55%. Lipper Analytical Services ranked the Institutional Class of the Fund in the 41st percentile out of its universe of 90 Institutional Municipal Money Market Funds for the twelve-month period ending December 31, 1999.

INSTITUTIONAL CLASS TOTAL RETURN AS OF DECEMBER 31, 1999(1)

                                    [GRAPH]

                       AMERICAN AADVANTAGE   LIPPER INSTITUTIONAL
                         MUNICIPAL MONEY       TAX-EXEMPT MONEY
                           MARKET FUND          MARKET AVERAGE
1 Year...............          3.00                  2.95
3 Years*.............          3.30                  3.16
5 Years*.............          3.45                  3.25
Since Inception*.....          3.29                  3.11

                                  ANNUALIZED TOTAL
                                       RETURNS
                              -------------------------
                                   AS OF 12/31/99
                              -------------------------
                                                 SINCE
                              1 YEAR   5 YEARS   INCEP.
                              ------   -------   ------
PlanAhead Class(1,2)........  2.74%     3.15%    3.02%
Platinum Class(1,2).........  2.34%     2.86%    2.81%

   1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   2 Fund performance represents the total returns achieved by the Institutional Class from 11/10/93 up to 8/1/94, the inception date of the PlanAhead Class and 11/8/95, the inception date of the Platinum Class and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 11/10/93.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                           INSTITUTIONAL   PLANAHEAD   PLATINUM
                               CLASS         CLASS      CLASS
                           -------------   ---------   --------
7-day Current Yield*           4.34%         3.95%        3.65%
7-day Effective Yield*         4.43%         4.02%        3.71%
30-day Yield*                  3.62%         3.22%        2.92%
Weighted Average Maturity                               15 Days
Fitch Rating                                                AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 1999

Montgomery County, PA                       5.1%
Missouri Higher Ed Student Loan             4.9%
Austin TX Utility Systems                   4.6%
Thomaston-Upson County, GA                  4.4%
Palm Beach County, FL Hlth Facs             4.2%
Wake County, NC Industrial Facs             3.8%
Cornell Twp, MI Economic Dev Corp           3.7%
Delaware County, PA Industrial Dev          3.5%
Texas Small Bus Industrial Dev              3.5%
Alliance Capital Mgmt. Inst'l Reserves Tax
  Free Portfolio                            3.4%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage U.S. Government Money Market Fund
American AAdvantage Municipal Money Market Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of December 31, 1999, and the related statements of operation, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG

Dallas, Texas
February 11, 2000

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

                                                                                    U.S.
                                                                                 GOVERNMENT        MUNICIPAL
                                                             MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                            --------------      ------------      ------------
                                                            (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.....................   $   3,096,270       $   175,820       $   84,372
    Receivable for expense reimbursement..................               -                 2               10
    Receivable for shares of beneficial interest sold.....          15,911                 -                -
                                                            --------------      -----------       -----------
        TOTAL ASSETS......................................       3,112,181           175,822           84,382
                                                            --------------      -----------       -----------
LIABILITIES:
    Dividends payable.....................................           4,238               232                -
    Management and administrative services fees payable
      (Note 2)............................................             597                40               39
    Other liabilities.....................................             433                21               38
                                                            --------------      -----------       -----------
        TOTAL LIABILITIES.................................           5,268               293               77
                                                            --------------      -----------       -----------
NET ASSETS................................................  $    3,106,913      $   175,529       $    84,305
                                                            ==============      ===========       ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.......................................       3,106,913          175,529            84,305
                                                            --------------      -----------       -----------
NET ASSETS................................................  $    3,106,913      $   175,529       $    84,305
                                                            ==============      ===========       ===========
Shares outstanding (no par value):
    Institutional Class...................................   1,978,123,472       37,384,951           749,883
                                                            ==============      ===========       ===========
    PlanAhead Class.......................................     262,748,420       59,559,757         7,479,307
                                                            ==============      ===========       ===========
    Platinum Class........................................     866,041,241       78,584,687        76,075,956
                                                            ==============      ===========       ===========
Net asset value per share, offering and redemption price
  per share:
    Institutional Class...................................  $         1.00      $      1.00       $      1.00
                                                            ==============      ===========       ===========
    PlanAhead Class.......................................  $         1.00      $      1.00       $      1.00
                                                            ==============      ===========       ===========
    Platinum Class........................................  $         1.00      $      1.00       $      1.00
                                                            ==============      ===========       ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               U.S. GOVERNMENT                 MUNICIPAL
                                                    MONEY MARKET                 MONEY MARKET                 MONEY MARKET
                                             --------------------------   --------------------------   --------------------------
                                              TWO MONTHS                   TWO MONTHS                   TWO MONTHS
                                                ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                             DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,
                                                 1999          1999           1999          1999           1999          1999
                                             ------------   -----------   ------------   -----------   ------------   -----------
                                                                                (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income.........................    $30,128       $120,149        $1,606        $10,353         $583         $3,378
   Portfolio expenses......................       (579)        (2,619)          (34)          (251)         (21)          (151)
                                               -------       --------        ------        -------         ----         ------
       NET INVESTMENT INCOME ALLOCATED FROM
        PORTFOLIO..........................     29,549        117,530         1,572         10,102          562          3,227
                                               -------       --------        ------        -------         ----         ------
FUND EXPENSES:
   Administrative service fees (Note 2):
     Institutional Class...................        326          1,138             -              4            -              1
     PlanAhead Class.......................         45            322             9             87            1             14
     Platinum Class........................        777          4,619            74            457           76            488
   Transfer agent fees:
     Institutional Class...................         18             81             1              2            -              -
     PlanAhead Class.......................         33            133            13             27            2              9
     Platinum Class........................         26             61             3              5            3              8
   Professional fees.......................          9             28             1              -            -              -
   Registration fees and expenses..........         29            266             7             95            7             51
   Distribution fees - Platinum Class (Note
     2)....................................        353          2,100            33            208           35            213
   Service fees - PlanAhead Class (Note
     2)....................................        113            804            24            217            3             34
   Other expenses..........................        124            411             8             43           12             55
                                               -------       --------        ------        -------         ----         ------
       TOTAL FUND EXPENSES.................      1,853          9,963           173          1,145          139            873
                                               -------       --------        ------        -------         ----         ------
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE
 2)........................................          -              -             -              -            5             11
                                               -------       --------        ------        -------         ----         ------
NET FUND EXPENSES..........................      1,853          9,963           173          1,145          134            862
                                               -------       --------        ------        -------         ----         ------
NET INVESTMENT INCOME......................     27,696        107,567         1,399          8,957          428          2,365
                                               -------       --------        ------        -------         ----         ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments........          -             21             -              5            -              -
                                               -------       --------        ------        -------         ----         ------
       NET GAIN ON INVESTMENTS.............          -             21             -              5            -              -
                                               -------       --------        ------        -------         ----         ------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................    $27,696       $107,588        $1,399        $ 8,962         $428         $2,365
                                               =======       ========        ======        =======         ====         ======

                             See accompanying notes
--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET
                                                              ------------------------------------------
                                                               TWO MONTHS
                                                                 ENDED         YEAR ENDED OCTOBER 31,
                                                              DECEMBER 31,   ---------------------------
                                                                  1999           1999           1998
                                                              ------------   ------------   ------------
                                                                            (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    27,696    $    107,567   $    102,115
    Net realized gain on investments........................            -              21             38
                                                              -----------    ------------   ------------
          NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       27,696         107,588        102,153
                                                              -----------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class...................................      (18,403)        (56,850)       (60,857)
      PlanAhead Class.......................................       (2,398)        (15,089)       (12,056)
      Platinum Class........................................       (6,895)        (35,628)       (29,202)
    Net realized gain on investments:
      Institutional Class...................................            -             (10)           (24)
      PlanAhead Class.......................................            -              (3)            (4)
      Platinum Class........................................            -              (8)           (10)
                                                              -----------    ------------   ------------
          DISTRIBUTIONS TO SHAREHOLDERS.....................      (27,696)       (107,588)      (102,153)
                                                              -----------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................    3,666,923      12,428,857     12,479,014
    Reinvestment of dividends and distributions.............       19,382          81,879         78,917
    Cost of shares redeemed.................................   (3,416,900)    (11,948,212)   (12,090,198)
                                                              -----------    ------------   ------------
          NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................      269,405         562,524        467,733
                                                              -----------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................      269,405         562,524        467,733
NET ASSETS:
    Beginning of period.....................................    2,837,508       2,274,984      1,807,251
                                                              -----------    ------------   ------------
    END OF PERIOD...........................................  $ 3,106,913    $  2,837,508   $  2,274,984
                                                              ===========    ============   ============

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           U.S. GOVERNMENT MONEY MARKET                            MUNICIPAL MONEY MARKET
--------------------------------------------------   --------------------------------------------------
 TWO MONTHS                                           TWO MONTHS
   ENDED                YEAR ENDED OCTOBER 31,          ENDED                YEAR ENDED OCTOBER 31,
DECEMBER 31,        ------------------------------   DECEMBER 31,        ------------------------------
    1999              1999                 1998          1999              1999                 1998
------------        ---------            ---------   ------------        ---------            ---------
                                            (IN THOUSANDS)
 $   1,399          $   8,957            $   7,101    $     428          $   2,365            $   2,700
         -                  5                    -            -                  -                   10
 ---------          ---------            ---------    ---------          ---------            ---------
     1,399              8,962                7,101          428              2,365                2,710
 ---------          ---------            ---------    ---------          ---------            ---------
      (263)            (1,752)              (1,643)          (4)               (22)                (199)
      (495)            (3,876)              (1,945)         (41)              (357)                (333)
      (641)            (3,329)              (3,513)        (383)            (1,986)              (2,168)
         -                 (1)                   -            -                  -                    -
         -                 (2)                   -            -                  -                   (2)
         -                 (2)                   -            -                  -                   (8)
 ---------          ---------            ---------    ---------          ---------            ---------
    (1,399)            (8,962)              (7,101)        (428)            (2,365)              (2,710)
 ---------          ---------            ---------    ---------          ---------            ---------
   116,145            535,485              445,222       32,849            217,716              277,194
       922              4,694                5,150          428              2,307                2,809
  (118,309)          (580,692)            (335,519)     (40,630)          (230,537)            (251,672)
 ---------          ---------            ---------    ---------          ---------            ---------
    (1,242)           (40,513)             114,853       (7,353)           (10,514)              28,331
 ---------          ---------            ---------    ---------          ---------            ---------
    (1,242)           (40,513)             114,853       (7,353)           (10,514)              28,331
   176,771            217,284              102,431       91,658            102,172               73,841
 ---------          ---------            ---------    ---------          ---------            ---------
 $ 175,529          $ 176,771            $ 217,284    $  84,305          $  91,658            $ 102,172
 =========          =========            =========    =========          =========            =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company with ten separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds"). The Trust commenced sales on August 1, 1994 of a second class of shares of the Funds, designated as "PlanAhead Class" shares and on November 7, 1995 a third class of shares of the Funds, designated as "Platinum Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:              > INVESTS ASSETS IN >     AMR INVESTMENT SERVICES TRUST:
    Money Market Fund                                           Money Market Portfolio
    U.S. Government Money Market Fund                           U.S. Government Money Market Portfolio
    Municipal Money Market Fund                                 Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (84.79%, 85.67% and 74.61% at December 31, 1999 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 39% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager received the following fees based on average daily net assets of the Funds:

                                                              ANNUALIZED FEE
                                                              --------------
Institutional Class -
  Money Market Fund.........................................       0.10%
  U.S. Government Money Market Fund.........................       0.01%
  Municipal Money Market Fund...............................       0.10%
PlanAhead Class - All Funds.................................       0.10%
Platinum Class - All Funds..................................       0.10%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

     The Manager and the Trust entered into a separate Administrative Service Agreement with respect to the Platinum Classes of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .45% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of the Platinum Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the two months ended December 31, 1999 and the year ended October 31, 1999, the Manager waived distribution fees totaling $4,876 and $11,059, respectively for the Platinum Class of the Municipal Money Market Fund.

  Services Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. For the two months ended December 31, 1999 and the year ended October 31, 1999, the cost of air transportation for the trustees was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Two Months Ended December 31, 1999

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         3,491,292               51,915            123,716
Reinvestment of dividends.............................            10,095                2,394              6,893
Shares redeemed.......................................        (3,175,587)            (135,091)          (106,222)
                                                              ----------           ----------         ----------
Net increase(decrease) in shares outstanding..........           325,800              (80,782)            24,387
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................            30,565               71,368             14,212
Reinvestment of dividends.............................               162                  119                641
Shares redeemed.......................................           (25,769)             (71,887)           (20,653)
                                                              ----------           ----------         ----------
Net increase (decrease) in shares outstanding.........             4,958                 (400)            (5,800)
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................                 0                3,912             28,937
Reinvestment of dividends.............................                 4                   41                383
Shares redeemed.......................................                 0               (6,269)           (34,361)
                                                              ----------           ----------         ----------
Net increase (decrease) in shares outstanding.........                 4               (2,316)            (5,041)
                                                              ==========           ==========         ==========

Year Ended October 31, 1999

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         9,673,989            1,260,471          1,494,397
Reinvestment of dividends.............................            33,083               13,768             35,028
Shares redeemed.......................................        (9,296,748)          (1,219,466)        (1,431,998)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............           410,324               54,773             97,427
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................           168,473              246,538            120,474
Reinvestment of dividends.............................               906                  512              3,276
Shares redeemed.......................................          (175,956)            (286,959)          (117,777)
                                                              ----------           ----------         ----------
Net increase (decrease) in capital shares
  outstanding.........................................            (6,577)             (39,909)             5,973
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................             2,679               45,874            169,163
Reinvestment of dividends.............................                22                  326              1,959
Shares redeemed.......................................            (2,802)             (49,879)          (177,856)
                                                              ----------           ----------         ----------
Net decrease in capital shares outstanding............              (101)              (3,679)            (6,734)
                                                              ==========           ==========         ==========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

Year Ended October 31, 1998

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................        10,013,078            1,167,759          1,298,177
Reinvestment of dividends.............................            38,783               11,508             28,626
Shares redeemed.......................................        (9,933,511)          (1,079,696)        (1,076,991)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............           118,350               99,571            249,812
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................           127,960              204,783            112,479
Reinvestment of dividends.............................             1,003                  396              3,751
Shares redeemed.......................................          (119,907)            (109,356)          (106,256)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............             9,056               95,823              9,974
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................            32,535               42,978            201,681
Reinvestment of dividends.............................               195                  324              2,290
Shares redeemed.......................................           (32,252)             (39,418)          (180,002)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............               478                3,884             23,969
                                                              ==========           ==========         ==========

--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                          INSTITUTIONAL CLASS
                                        ---------------------------------------------------------------------------------------
                                         TWO MONTHS
                                           ENDED                                 YEAR ENDED OCTOBER 31,
                                        DECEMBER 31,     ----------------------------------------------------------------------
                                            1999            1999           1998           1997           1996           1995
                                        ------------     ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of
  period...........................      $     1.00      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ----------      ----------     ----------     ----------     ----------     ----------
    Net investment income..........            0.01(A)         0.05(A)        0.06(A)        0.06(A)        0.05(A)        0.06
    Less dividends from net
      investment income............           (0.01)          (0.05)         (0.06)         (0.06)         (0.05)         (0.06)
                                         ----------      ----------     ----------     ----------     ----------     ----------
Net asset value, end of
  period...........................      $     1.00      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                         ==========      ==========     ==========     ==========     ==========     ==========
Total return.......................           0.94%(C)        5.09%          5.63%          5.60%          5.57%          5.96%
                                         ==========      ==========     ==========     ==========     ==========     ==========
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)...................      $1,978,123      $1,652,323     $1,241,999     $1,123,649     $1,406,939     $1,206,041
    Ratios to average net assets
      (annualized):
        Expenses...................           0.23%(A)        0.24%(A)       0.23%(A)       0.23%(A)       0.24%(A)       0.23%
        Net investment income......           5.65%(A)        4.99%(A)       5.49%(A)       5.46%(A)       5.41%(A)       5.79%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              PLANAHEAD CLASS                                    PLATINUM CLASS
----------------------------------------------------------------------------     ------------
 TWO MONTHS                                                                       TWO MONTHS
   ENDED                           YEAR ENDED OCTOBER 31,                           ENDED
DECEMBER 31,     -----------------------------------------------------------     DECEMBER 31,
    1999           1999         1998         1997         1996        1995           1999
------------     --------     --------     --------     --------     -------     ------------
  $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $  1.00       $   1.00
  --------       --------     --------     --------     --------     -------       --------
      0.01 (A)       0.05(A)      0.05(A)      0.05(A)      0.05(A)     0.05           0.01(A)
     (0.01)         (0.05)       (0.05)       (0.05)       (0.05)      (0.05)         (0.01)
  --------       --------     --------     --------     --------     -------       --------
  $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $  1.00       $   1.00
  ========       ========     ========     ========     ========     =======       ========
     0.89% (C)      4.79%        5.31%        5.28%        5.21%       5.60%          0.82%(C)
  ========       ========     ========     ========     ========     =======       ========
  $262,748       $343,532     $288,759     $189,189     $106,890     $41,989       $866,041
     0.55% (A)      0.53%(A)     0.53%(A)     0.54%(A)     0.58%(A)    0.55%          1.00%(A)
     5.32% (A)      4.69%(A)     5.18%(A)     5.17%(A)     5.06%(A)    5.56%          4.87%(A)

                PLATINUM CLASS
--------------------------------------------------
                                       NOVEMBER 7,
      YEAR ENDED OCTOBER 31,             1995 TO
----------------------------------     OCTOBER 31,
  1999         1998         1997          1996
--------     --------     --------     -----------
$   1.00     $   1.00     $   1.00      $   1.00
--------     --------     --------      --------
    0.04(A)      0.05(A)      0.05(A)       0.05(A)
   (0.04)       (0.05)       (0.05)        (0.05)
--------     --------     --------      --------
$   1.00     $   1.00     $   1.00      $   1.00
========     ========     ========      ========
   4.33%        4.89%        4.87%         4.85%(B,C)
========     ========     ========      ========
$841,653     $744,226     $494,413      $119,981
   0.97%(A)     0.94%(A)     0.93%(A)      0.94%(A)
   4.24%(A)     4.78%(A)     4.80%(A)      4.63%(A)

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                        INSTITUTIONAL CLASS
                                              ------------------------------------------------------------------------
                                               TWO MONTHS
                                                 ENDED                         YEAR ENDED OCTOBER 31,
                                              DECEMBER 31,     -------------------------------------------------------
                                                  1999          1999        1998       1997(B)      1996        1995
                                              ------------     -------     -------     -------     -------     -------
Net asset value, beginning of
  period....................................     $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------       -------     -------     -------     -------     -------
    Net investment income...................        0.01(A)       0.05(A)     0.05(A)     0.05(A)     0.05(A)     0.06
    Less dividends from net investment
      income................................       (0.01)        (0.05)      (0.05)      (0.05)      (0.05)      (0.06)
                                                 -------       -------     -------     -------     -------     -------
Net asset value, end of period..............     $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 =======       =======     =======     =======     =======     =======
Total return................................       0.94%(E)      4.94%       5.47%       5.36%       5.29%       5.67%
                                                 =======       =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)............................     $37,385       $32,427     $39,004     $29,946     $25,595     $47,184
    Ratios to average net assets
      (annualized)(D):
        Expenses............................       0.18%(A)      0.19%(A)    0.30%(A)    0.27%(A)    0.32%(A)    0.32%
        Net investment income...............       5.60%(A)      4.83%(A)    5.34%(A)    5.24%(A)    5.16%(A)    5.49%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

(E)  Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 PLANAHEAD CLASS                                  PLATINUM CLASS
     ------------------------------------------------------------------------     ------------
      TWO MONTHS                                                                   TWO MONTHS
        ENDED                         YEAR ENDED OCTOBER 31,                         ENDED
     DECEMBER 31,     -------------------------------------------------------     DECEMBER 31,
         1999          1999        1998       1997(B)      1996        1995           1999
     ------------     -------     -------     -------     -------     -------     ------------
       $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00       $  1.00
       -------        -------     -------     -------     -------     -------       -------
          0.01 (A)       0.05(A)     0.05(A)     0.05(A)     0.05(A)     0.05          0.01(A)
         (0.01)         (0.05)      (0.05)      (0.05)      (0.05)      (0.05)        (0.01)
       -------        -------     -------     -------     -------     -------       -------
       $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00       $  1.00
       =======        =======     =======     =======     =======     =======       =======
         0.86% (E)      4.56%       5.13%       5.08%       4.94%       5.19%         0.80%(E)
       =======        =======     =======     =======     =======     =======       =======
       $59,560        $59,960     $99,869     $ 4,046     $ 1,822     $   530       $78,585
         0.64% (A)      0.56%(A)    0.57%(A)    0.52%(A)    0.67%(A)    0.76%         1.02%(A)
         5.15% (A)      4.45%(A)    5.01%(A)    5.00%(A)    4.74%(A)    5.19%         4.77%(A)

              PLATINUM CLASS
-----------------------------------------------
                                    NOVEMBER 7,
    YEAR ENDED OCTOBER 31,            1995 TO
-------------------------------     OCTOBER 31,
 1999        1998       1997(B)        1996
-------     -------     -------     -----------
$  1.00     $  1.00     $  1.00       $  1.00
-------     -------     -------       -------
   0.04(A)     0.05(A)     0.05(A)       0.04(A)
  (0.04)      (0.05)      (0.05)        (0.04)
-------     -------     -------       -------
$  1.00     $  1.00     $  1.00       $  1.00
=======     =======     =======       =======
  4.09%       4.71%       4.61%()       4.58%(C,E)
=======     =======     =======       =======
$84,385     $78,412     $68,439       $52,153
  1.01%(A)    1.01%(A)    0.99%(A)      1.00%(A)
  4.01%(A)    4.62%(A)    4.53%(A)      4.35%(A)

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                            INSTITUTIONAL CLASS
                                                     -----------------------------------------------------------------
                                                      TWO MONTHS
                                                        ENDED                     YEAR ENDED OCTOBER 31,
                                                     DECEMBER 31,    -------------------------------------------------
                                                         1999         1999      1998       1997       1996       1995
                                                     ------------    ------    ------     ------     ------     ------
Net asset value, beginning of period...............     $ 1.00       $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ------       ------    ------     ------     ------     ------
   Net investment income...........................       0.01(A)      0.03(A)   0.03(A)    0.04(A)    0.04(A)    0.04
   Less dividends from net investment income.......      (0.01)       (0.03)    (0.03)     (0.04)     (0.04)     (0.04)
                                                        ------       ------    ------     ------     ------     ------
Net asset value, end of period.....................     $ 1.00       $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ======       ======    ======     ======     ======     ======
Total return.......................................      0.58%(C)     2.92%     3.46%      3.52%      3.59%      3.75%
                                                        ======       ======    ======     ======     ======     ======
Ratios and supplemental data:
   Net assets, end of period (in thousands)........     $  750       $  745    $  847     $  369     $    6     $    7
   Ratios to average net assets (annualized):
       Expenses....................................      0.35%(A)     0.39%(A)  0.33%(A)   0.31%(A)  0.27% (A)   0.35%
       Net investment income.......................      3.49%(A)     2.91%(A)  3.35%(A)   3.49%(A)  3.49% (A)   3.70%
   Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager.........          -            -         -      0.01%      0.06%      0.20%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Municipal Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          PLANAHEAD CLASS                               PLATINUM CLASS
-------------------------------------------------------------------     ------------
 TWO MONTHS                                                              TWO MONTHS
   ENDED                      YEAR ENDED OCTOBER 31,                       ENDED
DECEMBER 31,   ----------------------------------------------------     DECEMBER 31,
    1999        1999       1998        1997       1996        1995          1999
------------   ------     -------     ------     -------     ------     ------------
   $ 1.00      $ 1.00     $  1.00     $ 1.00     $  1.00     $ 1.00       $  1.00
   ------      ------     -------     ------     -------     ------       -------
     0.01 (A)    0.03(A)     0.03(A)    0.03(A)     0.03(A)    0.03          0.01(A)
    (0.01)      (0.03)      (0.03)     (0.03)      (0.03)     (0.03)        (0.01)
   ------      ------     -------     ------     -------     ------       -------
   $ 1.00      $ 1.00     $  1.00     $ 1.00     $  1.00     $ 1.00       $  1.00
   ======      ======     =======     ======     =======     ======       =======
    0.52% (C)   2.68%       3.17%      3.24%       3.27%      3.39%         0.47%(C)
   ======      ======     =======     ======     =======     ======       =======
   $7,479      $9,795     $13,474     $9,590     $ 2,340     $  129       $76,076
    0.73% (A)   0.65%(A)    0.64%(A)   0.60%(A)    0.62%(A)   0.72%         1.05%(A)
    3.09% (A)   2.61%(A)    3.07%(A)   3.18%(A)    3.12%(A)   3.32%         2.77%(A)
        -           -           -      0.01%       0.05%      0.20%         0.03%

                            PLATINUM CLASS
------------  -----------------------------------------------
 TWO MONTHS                                       NOVEMBER 7,
   ENDED          YEAR ENDED OCTOBER 31,            1995 TO
DECEMBER 31,  -------------------------------     OCTOBER 31,
    1999       1999        1998        1997          1996
------------  -------     -------     -------     -----------
   $ 1.00     $  1.00     $  1.00     $  1.00       $  1.00
   ------     -------     -------     -------       -------
     0.01 (A)    0.02(A)     0.03(A)     0.03(A)       0.03(A)
    (0.01)      (0.02)      (0.03)      (0.03)        (0.03)
   ------     -------     -------     -------       -------
   $ 1.00     $  1.00     $  1.00     $  1.00       $  1.00
   ======     =======     =======     =======       =======
    0.52% (C)   2.27%       2.75%       2.79%         2.88%(B,C)
   ======     =======     =======     =======       =======
   $7,479     $81,118     $87,852     $63,883       $49,862
    0.73% (A)   1.04%(A)    1.04%(A)    1.03%(A)      0.97%(A)
    3.09% (A)   2.24%(A)    2.69%(A)    2.75%(A)      2.72%(A)
        -       0.01%       0.03%       0.01%         0.05%

--------------------------------------------------------------------------------

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG
                                            Dallas, Texas
February 11, 2000

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 10.66%
State Street Bank Tri-Party Government Repurchase Agreement,
  3.00%, Due 1/3/2000 (Collateral held at State Street Bank
  and Trust by Federal National Mortgage Association, Due
  12/21/2001 - Market Value $401,113).......................  $389,428    $  389,428
                                                                          ----------
    TOTAL REPURCHASE AGREEMENTS.............................                 389,428
                                                                          ----------
TIME DEPOSITS (NOTE A) - 10.54%
Banque Paribas, 5.00%, Due 1/3/2000.........................   175,000       175,000
Canadian Imperial Bank of Commerce, 4.50%, Due 1/3/2000.....    85,000        85,000
Chase Manhattan Bank, 5.50%, Due 1/3/2000...................   125,000       125,000
                                                                          ----------
    TOTAL TIME DEPOSITS.....................................                 385,000
                                                                          ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 32.87%
FOREIGN BANKS - 8.01%
Canadian Imperial Bank, 6.076%, Due 6/5/2000................    47,520        47,499
Landesbank Hessen Thuringen, 6.069%, Due 10/2/2000..........   125,000       124,937
Svenska Handelsbanken, 6.174%, Due 10/13/2000...............   120,000       119,912
                                                                          ----------
    TOTAL FOREIGN BANKS.....................................                 292,348
                                                                          ----------
DOMESTIC BANKS - 24.86%
American Express Centurion Bank, 5.19%, Due 5/19/2000.......   132,000       132,000
Banco Popular de Puerto Rico, 6.175%, Due 5/10/2000 (Note
  D)........................................................   143,000       143,000
Bank One, NA, 6.157%, Due 10/20/2000........................   100,000        99,928
Branch Banking & Trust Company, 6.264%, Due 4/28/2000.......     9,000         9,003
First Union National Bank,
  6.127%, Due 4/19/2000.....................................   130,000       130,000
  6.271%, Due 9/25/2000.....................................    10,000        10,000
  6.27%, Due 11/13/2000.....................................    30,000        30,040
Key Bank, NA,
  6.189%, Due 1/28/2000.....................................    50,000        50,001
  6.04%, Due 2/18/2000......................................    38,000        38,001
  6.197%, Due 4/20/2000.....................................    40,000        40,007
Mellon Bank, NA, 6.096%, Due 8/30/2000......................    96,000        95,982
National City Bank, 6.096%, Due 8/30/2000...................   130,000       129,958
                                                                          ----------
    TOTAL DOMESTIC BANKS....................................                 907,920
                                                                          ----------
    TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK
     NOTES..................................................               1,200,268
                                                                          ----------
PROMISSORY NOTES - 5.10%
Goldman Sachs Group, L.P., Variable Rate, 6.121%, Due
  3/15/2000 (Note B)........................................    86,000        86,000
Jackson National Life Insurance Company, Variable Rate,
  5.30%, Due 9/1/2000 (Note B)..............................   100,000       100,000
                                                                          ----------
    TOTAL PROMISSORY NOTES..................................                 186,000
                                                                          ----------
COMMERCIAL PAPER - 5.06%
General Electric Capital Corporation,
  5.90%, Due 2/4/2000 (Note A)..............................    25,000        24,981
  Variable Rate, 6.06%, Due 9/5/2000........................   160,000       159,881
                                                                          ----------
    TOTAL COMMERCIAL PAPER..................................                 184,862
                                                                          ----------
VARIABLE RATE MEDIUM-TERM NOTES - 35.43%
Abbey National Treasury Services, 6.099%, Due 8/3/2000......    25,000        24,985
American Honda Finance Corporation, 144a, (Note E)
  6.101%, Due 2/23/2000.....................................    20,000        20,000
  6.136%, Due 4/17/2000.....................................    65,000        64,994
  6.07%, Due 6/12/2000......................................    30,000        29,994
Bank One Corporation,
  6.14%, Due 6/20/2000......................................    23,945        23,944
  6.322%, Due 11/24/2000....................................    17,000        17,026
Bankers Trust Corporation, 6.195%, Due 8/6/2000.............    28,000        28,002

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
Chase Manhattan Corporation,
  6.397%, Due 4/20/2000.....................................  $ 25,000    $   25,019
  6.188%, Due 5/31/2000.....................................    12,000        12,005
  6.352%, Due 11/24/2000....................................    10,500        10,524
  6.356%, Due 11/30/2000....................................    10,000        10,020
Citicorp Incorporated, 6.129%, Due 11/10/2000...............    15,000        15,001
Citigroup, Incorporated, 6.261%, Due 2/3/2000...............    10,000        10,001
Fleet National Bank,
  6.339%, Due 4/26/2000.....................................    30,000        30,016
  6.22%, Due 5/15/2000......................................    50,000        50,038
  6.031%, Due 8/10/2000.....................................    30,000        29,994
  6.276%, Due 10/10/2000....................................    25,000        25,019
  6.335%, Due 11/9/2000.....................................    15,000        15,026
Ford Motor Credit Company, 6.174%, Due 10/2/2000............   105,000       104,934
General Motors Acceptance Corporation,
  6.235%, Due 2/2/2000 (Note C).............................   115,000       115,000
  6.072%, Due 2/24/2000.....................................    10,000        10,000
Goldman Sachs Group, L.P.,
  6.291%, Due 1/31/2000, 144a, (Note E).....................    16,000        16,001
  6.259%, Due 2/4/2000, 144a, (Note E)......................     9,000         9,001
  6.285%, Due 11/1/2000.....................................    50,000        50,000
GTE Corporation, 6.14%, Due 12/11/2000......................   150,000       149,890
J.P. Morgan & Company, Incorporated,
  6.065%, Due 3/2/2000......................................    25,000        25,001
  6.074%, Due 4/6/2000......................................    25,000        25,001
Merrill Lynch & Company, Incorporated,
  6.134%, Due 7/3/2000......................................    20,000        20,010
  6.07%, Due 8/14/2000......................................    30,000        29,997
Morgan Stanley Dean Witter Company,
  6.161%, Due 2/23/2000.....................................    25,000        25,004
  6.171%, Due 2/28/2000.....................................    50,000        50,009
  6.484%, Due 6/27/2000.....................................    10,120        10,136
  6.67%, Due 11/13/2000.....................................    67,000        67,305
Royal Bank of Canada, 6.204%, Due 7/28/2000.................    10,000         9,997
Wells Fargo & Company, 6.01%, Due 3/10/2000.................   135,000       134,986
                                                                          ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................               1,293,880
                                                                          ----------
TOTAL INVESTMENTS - 99.66% (COST $3,639,438)................               3,639,438
                                                                          ----------
OTHER ASSETS, NET OF LIABILITIES - 0.34%....................                  12,233
                                                                          ----------
TOTAL NET ASSETS - 100%.....................................              $3,651,671
                                                                          ==========

---------------

Based on the cost of investments of $3,639,438 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,990 or 3.83% of net assets.

ABBREVIATIONS:

L.P. - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 13.02%
State Street Bank Tri-Party Government Repurchase Agreement,
  3.00%, Due 1/3/2000 (Collateral held at State Street Bank
  and Trust by Federal National Mortgage Association
  Discount Note, Due 1/18/2000 - Market Value - $27,533)....  $26,720     $  26,720
                                                                          ---------
    TOTAL REPURCHASE AGREEMENTS.............................                 26,720
                                                                          ---------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 86.47%
Federal Home Loan Bank,
  Discount Note, 5.61%, Due 1/21/2000.......................   15,000        14,954
  Variable Rate MTN, 5.95%, Due 2/3/2000....................   25,000        24,999
  Variable Rate MTN, 4.95%, Due 10/6/2000...................   15,000        14,993
Federal Home Loan Mortgage Corporation
  Discount Note, 5.66%, Due 1/10/2000.......................   10,000         9,986
  Discount Note, 5.65%, Due 2/4/2000........................   15,000        14,921
Federal National Mortgage Association,
  Variable Rate MTN, 5.94%, Due 5/5/2000....................   25,000        24,996
  Variable Rate MTN, 6.30%, Due 8/2/2000....................   15,000        14,991
  Variable Rate MTN, 5.93%, Due 9/6/2000....................    7,650         7,646
  Variable Rate MTN, 5.01%, Due 9/18/2000...................   15,000        14,998
  Variable Rate MTN, 6.27%, Due 12/8/2000...................   10,000         9,991
Student Loan Marketing Association, Variable Rate MTN,
  5.92%, Due 2/7/2000.......................................   25,000        24,999
                                                                          ---------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                177,474
                                                                          ---------
TOTAL INVESTMENTS - 99.49% (COST $204,194)..................                204,194
                                                                          ---------
OTHER ASSETS, NET OF LIABILITIES - 0.51%....................                  1,045
                                                                          ---------
TOTAL NET ASSETS - 100%.....................................              $ 205,239
                                                                          =========

---------------

Based on the cost of investments of $204,194 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

ABBREVIATION:

MTN - Medium Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 90.77%
COMMERCIAL PAPER (NOTE A) - 24.31%
Brazos River, Texas Pollution Control Revenue Refunding
  Bonds (Texas Utilities Electric Company Project), Series
  1995A, 3.65%, Due 3/9/2000, LOC Canadian Imperial Bank of
  Commerce..................................................  $   2,000    $   2,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  3.65%, Due 1/11/2000, LOC Morgan Guaranty Trust...........      5,200        5,200
City of Brownsville, Texas Pollution Control Revenue Bonds
  (Texas Utilities Electric Company Project), 3.70%, Due
  4/7/2000, LOC Toronto Dominion............................      1,500        1,500
Delaware County, Pennsylvania, Industrial Development
  Authority Pollution Control Bonds (Philadelphia Electric
  Project), Series 1998A, 3.80%, Due 2/10/2000, Bonds
  Insurance FGIC............................................      4,000        4,000
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 3.65%,
  Due 3/6/2000, LOC Credit Suisse...........................      4,200        4,200
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Project),
  Series 1996, 5.60%, Due 2/28/2000, LOC Canadian Imperial
  Bank of Commerce..........................................      5,800        5,800
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 3.70%, Due 2/9/2000, Bond
  Insurance MBIA, SPA Credit Suisse.........................      4,800        4,800
                                                                           ---------
    TOTAL COMMERCIAL PAPER..................................                  27,500
                                                                           ---------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 66.46%
ARIZONA - 5.04%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 5.60%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................      3,495        3,495
Maricopa County, Arizona Pollution Control Corporation
  Pollution Control Revenue Bonds (El Paso Electric Company
  Project, Palo Verde), 5.25%, Due 12/1/2014, LOC Barclays
  Bank......................................................      2,200        2,200
                                                                           ---------
    TOTAL ARIZONA...........................................                   5,695
                                                                           ---------
CALIFORNIA - 1.86%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 5.75%, Due 1/11/2017, LOC
  Banque Paribas............................................      1,800        1,800
San Francisco, California City and County Redevelopment
  Finance Authority (Yerba Gardens Project), Series 1995,
  4.70%, Due 9/1/2006, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................        300          300
                                                                           ---------
    TOTAL CALIFORNIA........................................                   2,100
                                                                           ---------
COLORADO - 1.68%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 4.80%, Due 7/1/2010,
  SPA Societe Generale......................................      1,900        1,900
                                                                           ---------
    TOTAL COLORADO..........................................                   1,900
                                                                           ---------
GEORGIA - 6.12%
Clayton County, Georgia Housing Authority (Kimberly Forest
  Apartments Project), Series B, Bond Insurance - Financial
  Security Assurance, 5.50%, Due 1/1/2021, SPA Societe
  Generale..................................................      1,015        1,015
Savannah Georgia Port Authority Revenue Bonds (ACES Pier One
  Imports Project), Southeast Series 1986, 5.70%, Due
  12/1/2026, LOC Bank One...................................        900          900
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 5.90%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................      5,000        5,000
                                                                           ---------
    TOTAL GEORGIA...........................................                   6,915
                                                                           ---------
ILLINOIS - 1.33%
City of Chicago, Illinois Multi-Family Housing Revenue Bonds
  (Waveland Associates Project), Series 1985 A, 5.55%, Due
  11/1/2010, LOC Union Bank of Switzerland..................      1,500        1,500
                                                                           ---------
    TOTAL ILLINOIS..........................................                   1,500
                                                                           ---------
INDIANA - 0.88%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 5.50%,
  Due 7/1/2009, LOC Societe Generale........................      1,000        1,000
                                                                           ---------
    TOTAL INDIANA...........................................                   1,000
                                                                           ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
IOWA - 2.62%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 5.65%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................  $     750    $     750
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 5.50%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................      2,210        2,210
                                                                           ---------
    TOTAL IOWA..............................................                   2,960
                                                                           ---------
MARYLAND - 2.65%
Montgomery County, Maryland Housing Opportunities Community
  (Draper Lane Apartments), Bond Insurance - FGIC, Series I,
  5.60%, Due 2/16/2026, SPA Barclays Bank...................      3,000        3,000
                                                                           ---------
    TOTAL MARYLAND..........................................                   3,000
                                                                           ---------
MICHIGAN - 1.20%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond
  Insurance - MBIA, Series 1998 B, 5.60%, Due 7/1/2023, SPA
  Morgan Guaranty...........................................      1,355        1,355
                                                                           ---------
    TOTAL MICHIGAN..........................................                   1,355
                                                                           ---------
MISSOURI - 4.86%
Missouri Higher Education Loan Authority Revenue Bonds,
  Series 1988A, 5.65%, Due 6/1/2017, LOC National
  Westminster Bank, PLC.....................................      5,500        5,500
                                                                           ---------
    TOTAL MISSOURI..........................................                   5,500
                                                                           ---------
NEBRASKA - 0.88%
Lancaster County, Nebraska Industrial Development Revenue
  Bonds (Sun Husker Foods, Incorporated Project), Series
  1989, 5.90%, Due 8/15/2009, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................      1,000        1,000
                                                                           ---------
    TOTAL NEBRASKA..........................................                   1,000
                                                                           ---------
NEW JERSEY - 3.10%
New Jersey Economic Development Authority, Natural Gas
  Facilities Revenue Bonds (New Jersey Natural Gas Company
  Project), Series 1995A, 4.75%, Due 8/1/2030, Bond
  Insurance FGIC, SPA Societe Generale......................      3,500        3,500
                                                                           ---------
    TOTAL NEW JERSEY........................................                   3,500
                                                                           ---------
NORTH CAROLINA - 3.78%
Wake County, North Carolina Industrial Facilities &
  Pollution Control Financing Authority Revenue Bonds,
  (Carolina Power and Light Company Project), 4.85%, Due
  3/1/2017, LOC First Union.................................      4,270        4,270
                                                                           ---------
    TOTAL NORTH CAROLINA....................................                   4,270
                                                                           ---------
OHIO - 2.92%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  5.55%, Due 4/01/2029, LOC Societe Generale................      3,300        3,300
                                                                           ---------
    TOTAL OHIO..............................................                   3,300
                                                                           ---------
OREGON - 2.65%
State of Oregon (Toyo Tanso USA), Series CXLVII, 5.38%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........      3,000        3,000
                                                                           ---------
    TOTAL OREGON............................................                   3,000
                                                                           ---------
PENNSYLVANIA - 5.75%
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987A, 5.55%, Due
  3/1/2004, LOC Credit Suisse...............................        300          300
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987B, 5.70%, Due
  3/1/2004, LOC Credit Suisse...............................      1,155        1,155
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 5.65%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,000        1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 5.65%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,245        1,245

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 5.20%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................  $   2,800    $   2,800
                                                                           ---------
    TOTAL PENNSYLVANIA......................................                   6,500
                                                                           ---------
SOUTH CAROLINA - 1.33%
Florence County, South Carolina, Solid Waste Disposal and
  Wastewater Treatment Bonds (Roche Carolina, Incorporated
  Project), 5.40%, Due 4/1/2028, LOC Deutsche Bank..........      1,500        1,500
                                                                           ---------
    TOTAL SOUTH CAROLINA....................................                   1,500
                                                                           ---------
TEXAS - 4.78%
City of Midlothian, Texas Industrial Development
  Corporation, Exempt Facilities Revenue Bonds (Texas
  Industries, Incorporated Project), 5.40%, Due 5/1/2029,
  LOC Bank of America.......................................      1,400        1,400
Texas Small Business Industrial Development Corporation
  Revenue Bond (Texas Public Facilities Capital Access),
  5.55%, Due 7/1/2026, LOC National Westminster Bank, PLC...      4,000        4,000
                                                                           ---------
    TOTAL TEXAS.............................................                   5,400
                                                                           ---------
UTAH - 0.88%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance - AMBAC Indemnity Corporation, Series 1988C,
  5.65%, Due 11/1/2013, SPA Dresdner Bank AG................      1,000        1,000
                                                                           ---------
    TOTAL UTAH..............................................                   1,000
                                                                           ---------
VERMONT - 1.33%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 5.85%, Due 12/1/2015, LOC ABN/AMRO Holding,
  N.V.......................................................      1,500        1,500
                                                                           ---------
    TOTAL VERMONT...........................................                   1,500
                                                                           ---------
VIRGINIA - 2.65%
King George County, Virginia Industrial Development
  Authority Facilities Revenue Bonds (Birchwood Partners
  Project), 4.90%, Due 10/1/2024, LOC Credit Suisse.........      3,000        3,000
                                                                           ---------
    TOTAL VIRGINIA..........................................                   3,000
                                                                           ---------
WASHINGTON - 6.84%
Pierce County, Washington Economic Development Corporation
  Dock & Wharf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 5.50%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................      3,585        3,585
Port Kalama, Washington Public Corp Port Facility Revenue
  Bonds (Con Agra Incorporated Project), 5.55%, Due
  1/1/2004, LOC Morgan Guaranty Trust.......................      1,155        1,155
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  5.15%, Due 10/1/2021, LOC Bank of America.................      3,000        3,000
                                                                           ---------
    TOTAL WASHINGTON........................................                   7,740
                                                                           ---------
WISCONSIN - 1.33%
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - AMBAC Indemnity Corporation, Series A, 5.60%,
  Due 1/1/2020, SPA First Chicago NBD Corporation...........      1,500        1,500
                                                                           ---------
    TOTAL WISCONSIN.........................................                   1,500
                                                                           ---------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                  75,135
                                                                           ---------
    TOTAL MUNICIPAL OBLIGATIONS.............................                 102,635
                                                                           ---------
                                                               SHARES
                                                              ---------
OTHER INVESTMENTS - 4.12%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio.................................................  3,883,579        3,884
Federated Municipal Obligations Fund........................    781,011          781
                                                                           ---------
    TOTAL OTHER INVESTMENTS.................................                   4,665
                                                                           ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
TOTAL INVESTMENTS - 94.89% (COST $107,300)..................               $ 107,300
                                                                           ---------
OTHER ASSETS, NET OF LIABILITIES - 5.11%....................                   5,777
                                                                           ---------
TOTAL NET ASSETS - 100%.....................................               $ 113,077
                                                                           =========

---------------

Based on the cost of investments of $107,300 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
N.V. - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $3,250,010;
     $177,474; $107,300, respectively)......................   $3,250,010       $177,474         $107,300
   Repurchase agreements (cost - $389,428, $26,720, $0,
     respectively)..........................................      389,428         26,720                -
   Dividends and interest receivable........................       22,583          1,085              548
   Receivable for investments sold..........................            -              -            5,245
   Other assets.............................................            -              -                2
                                                               ----------       --------         --------
       TOTAL ASSETS.........................................    3,662,021        205,279          113,095
                                                               ----------       --------         --------
LIABILITIES:
   Payable for investments purchased........................       10,011              -                -
   Management and investment advisory fees payable (Note
     2).....................................................          309             16                7
   Accrued organization costs...............................           11             15               11
   Other liabilities........................................           19              9                -
                                                               ----------       --------         --------
       TOTAL LIABILITIES....................................       10,350             40               18
                                                               ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $3,651,671       $205,239         $113,077
                                                               ==========       ========         ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  U.S. GOVERNMENT                 MUNICIPAL
                                       MONEY MARKET                 MONEY MARKET                 MONEY MARKET
                                --------------------------   --------------------------   --------------------------
                                 TWO MONTHS                   TWO MONTHS                   TWO MONTHS
                                   ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,
                                    1999          1999           1999          1999           1999          1999
                                ------------   -----------   ------------   -----------   ------------   -----------
                                                                   (IN THOUSANDS)
INVESTMENT INCOME:
   Interest income............    $35,218       $135,171        $1,914        $11,929         $758         $4,277
                                  -------       --------        ------        -------         ----         ------
       TOTAL INVESTMENT
        INCOME................     35,218        135,171         1,914         11,929          758          4,277
                                  -------       --------        ------        -------         ----         ------
EXPENSES:
   Management and investment
     advisory fees (Note 2)...        598          2,587            33            238           20            130
   Custodian fees.............         31            116             5             28            4             50
   Professional fees..........         16             86             1              8            1              6
   Other expenses.............         32            160             2             16            2              5
                                  -------       --------        ------        -------         ----         ------
       TOTAL EXPENSES.........        677          2,949            41            290           27            191
                                  -------       --------        ------        -------         ----         ------
NET INVESTMENT INCOME.........     34,541        132,222         1,873         11,639          731          4,086
                                  -------       --------        ------        -------         ----         ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on
     investments..............          -             23             -              5            -              -
                                  -------       --------        ------        -------         ----         ------
       NET GAIN ON
        INVESTMENTS...........          -             23             -              5            -              -
                                  -------       --------        ------        -------         ----         ------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....    $34,541       $132,245        $1,873        $11,644         $731         $4,086
                                  =======       ========        ======        =======         ====         ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            MONEY MARKET
                                                              -----------------------------------------
                                                               TWO MONTHS
                                                                 ENDED         YEAR ENDED OCTOBER 31,
                                                              DECEMBER 31,   --------------------------
                                                                  1999           1999          1998
                                                              ------------   ------------   -----------
                                                                           (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    34,541    $    132,222   $   118,252
    Net realized gain on investments........................            -              23            41
                                                              -----------    ------------   -----------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       34,541         132,245       118,293
                                                              -----------    ------------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions...........................................    3,797,759      13,198,063     5,610,180
    Withdrawals.............................................   (3,489,471)    (12,487,660)   (5,233,609)
                                                              -----------    ------------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS...      308,288         710,403       376,571
                                                              -----------    ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................      342,829         842,648       494,864
                                                              -----------    ------------   -----------
NET ASSETS:
    BEGINNING OF PERIOD.....................................    3,308,842       2,466,194     1,971,330
                                                              -----------    ------------   -----------
    END OF PERIOD...........................................  $ 3,651,671    $  3,308,842   $ 2,466,194
                                                              ===========    ============   ===========
-------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
-------------------------------------------------------------------------------------------------------
RATIOS:
    Expenses to average net assets (annualized).............        0.11%           0.11%         0.16%
    Net investment income to average net assets
      (annualized)..........................................        5.77%           5.11%         5.56%

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         U.S. GOVERNMENT MONEY MARKET                MUNICIPAL MONEY MARKET
    --------------------------------------   --------------------------------------
     TWO MONTHS                               TWO MONTHS
       ENDED       YEAR ENDED OCTOBER 31,       ENDED       YEAR ENDED OCTOBER 31,
    DECEMBER 31,   -----------------------   DECEMBER 31,   -----------------------
        1999          1999         1998          1999          1999         1998
    ------------   ----------   ----------   ------------   ----------   ----------
                                    (IN THOUSANDS)
     $   1,873     $  11,639    $   9,710      $    731     $   4,086    $   4,395
             -             5            -             -             -           12
     ---------     ---------    ---------      --------     ---------    ---------
         1,873        11,644        9,710           731         4,086        4,407
     ---------     ---------    ---------      --------     ---------    ---------
       121,197       567,268      319,177        39,079       284,110      168,434
      (128,994)     (619,812)    (208,604)      (46,877)     (295,057)    (146,527)
     ---------     ---------    ---------      --------     ---------    ---------
        (7,797)      (52,544)     110,573        (7,798)      (10,947)      21,907
     ---------     ---------    ---------      --------     ---------    ---------
        (5,924)      (40,900)     120,283        (7,067)       (6,861)      26,314
     ---------     ---------    ---------      --------     ---------    ---------
       211,163       252,063      131,780       120,144       127,005      100,691
     ---------     ---------    ---------      --------     ---------    ---------
     $ 205,239     $ 211,163    $ 252,063      $113,077     $ 120,144    $ 127,005
     =========     =========    =========      ========     =========    =========
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
         0.12%         0.12%        0.17%         0.14%         0.15%        0.19%
         5.67%         4.89%        5.45%         3.69%         3.13%        3.55%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into ten separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio and the AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. For the two months ended December 31, 1999, and the year ended October 31, 1999, the cost of air transportation for the trustees was not material to any of the Portfolios.

--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

                              AMERICAN EAGLE LOGO

                              AMERICAN EAGLE LOGO

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

                                   By E-mail:
                      AMERICAN_AADVANTAGEFUNDS@AMRCORP.COM

                                On the Internet:
                      VISIT OUR WEBSITE AT WWW.AAFUNDS.COM



                                 By Telephone:

              Institutional Class                  PlanAhead Class(R)
              Call (800) 658-5811                  Call (800) 388-3344
               Platinum Classsm
              Call (800) 967-9009


                                    By Mail:


                               Institutional Class
                                Platinum Classsm
                            American AAdvantage Funds
                                 P.O. Box 619003
                           DFW Airport, TX 75261-9003

                               Planahead Class(r)
                            American AAdvantage Funds
                                 P.O. Box 219643
                           Kansas City, Mo 64121-9643

FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                      INDEPENDENT AUDITORS      DISTRIBUTOR
State Street Bank and Trust     National Financial Data Services    Ernst & Young LLP         SWS Financial Services
Boston, Massachusetts           Kansas City, Missouri               Dallas, Texas             Dallas, Texas


This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and PlanAhead Class are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

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